LOANS, Types of Modifications (FY) (Details) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) Loan	Jun. 30, 2017 USD ($) Loan	Jun. 30, 2018 USD ($) Loan	Jun. 30, 2017 USD ($) Loan	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
TDRs, subsequent default [Abstract]
Subsequent default, number of loans	0	0	0	0	0	0
Subsequent default, recorded investment | $					$ 0	$ 0
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans	0	2	1	2	2	1
Forgiveness of Principal [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans	0	2	1	2	2
Other [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans						1
Paid in Full [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans			0	0	0	0
Recorded investment | $	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Paid in Full [Member] | Forgiveness of Principal [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans			0	0	0
Recorded investment | $	0	0	$ 0	$ 0	$ 0
Paid in Full [Member] | Other [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans				0		0
Recorded investment | $		0		$ 0		$ 0
Paying as Restructured [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans			1	2	2	1
Recorded investment | $	2	436	$ 2	$ 436	$ 430	$ 376
Paying as Restructured [Member] | Forgiveness of Principal [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans			0	2	2
Recorded investment | $	0	436	$ 0	$ 436	$ 430
Paying as Restructured [Member] | Other [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans				0		1
Recorded investment | $		0		$ 0		$ 376
Converted to Non-accrual [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans			0	0	0	0
Recorded investment | $	0	0	$ 0	$ 0	$ 0	$ 0
Converted to Non-accrual [Member] | Forgiveness of Principal [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans			0	0	0
Recorded investment | $	0	0	$ 0	$ 0	$ 0
Converted to Non-accrual [Member] | Other [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans				0		0
Recorded investment | $		0		$ 0		$ 0
Foreclosure/Default [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans			0	1	0	0
Recorded investment | $	0	136	$ 0	$ 136	$ 0	$ 0
Foreclosure/Default [Member] | Forgiveness of Principal [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans			0	0	0
Recorded investment | $	$ 0	0	$ 0	$ 0	$ 0
Foreclosure/Default [Member] | Other [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans				1		0
Recorded investment | $		$ 136		$ 136		$ 0